Summary of Quarterly Results of Operations - Summary of Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Operating Results Unaudited [Line Items]
Total revenues	$ 68,577	$ 40,610	$ 35,312	$ 28,092	$ 54,007	$ 26,241	$ 25,485	$ 29,840	$ 172,591	$ 135,573	$ 101,360
Gross profit	33,073	20,636	18,748	16,258	22,646	12,928	14,405	18,629
Operating income (loss)	10,143	4,843	3,959	8,220	(113)	60,171	(2,927)	984	27,165	58,115	18,885
Equity in earnings (loss) of unconsolidated ventures	12,297	680	768	724	(30,841)	648	402	582	14,469	(29,209)	4,701
Income (loss) before taxes	20,030	(1,458)	2,203	5,117	(34,742)	56,574	(7,154)	(2,416)	25,892	12,262	8,304
Net income (loss) attributable to Forestar Group Inc.	$ 10,032	$ (703)	$ 811	$ 2,802	$ (22,880)	$ 36,428	$ (3,921)	$ (2,473)	$ 12,942	$ 7,154	$ 5,125
Net income (loss) per share - basic	$ 0.28	$ (0.02)	$ 0.02	$ 0.08	$ (0.65)	$ 1.03	$ (0.11)	$ (0.07)	$ 0.37	$ 0.20	$ 0.14
Net income (loss) per share - diluted	$ 0.28	$ (0.02)	$ 0.02	$ 0.08	$ (0.65)	$ 1.02	$ (0.11)	$ (0.07)	$ 0.36	$ 0.20	$ 0.14